Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets, Net [Abstract]
Provisions	$ 421	$ 11,383